Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 5: Investment Securities
Table 5.1 provides the amortized cost and fair value by major categories of available-for-sale securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale securities are reported on an after-tax basis as a component of cumulative OCI.

Table 5.1: Amortized Cost and Fair Value

(in millions)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2017
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$6,425	2	(108)	6,319
Securities of U.S. states and political subdivisions	50,733	1,032	(439)	51,326
Mortgage-backed securities:
Federal agencies	160,561	930	(1,272)	160,219
Residential	4,356	254	(2)	4,608
Commercial	4,487	80	(2)	4,565
Total mortgage-backed securities	169,404	1,264	(1,276)	169,392
Corporate debt securities	7,343	363	(40)	7,666
Collateralized loan and other debt obligations (1)	35,675	384	(3)	36,056
Other (2)	5,516	137	(5)	5,648
Total debt securities	275,096	3,182	(1,871)	276,407
Marketable equity securities:
Perpetual preferred securities	364	3	(9)	358
Other marketable equity securities	168	160	(8)	320
Total marketable equity securities	532	163	(17)	678
Total available-for-sale securities	275,628	3,345	(1,888)	277,085
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	44,720	189	(103)	44,806
Securities of U.S. states and political subdivisions	6,313	84	(43)	6,354
Federal agency and other mortgage-backed securities (3)	87,527	201	(682)	87,046
Collateralized loan obligations	661	4	—	665
Other (2)	114	—	—	114
Total held-to-maturity securities	139,335	478	(828)	138,985
Total (4)	$414,963	3,823	(2,716)	416,070
December 31, 2016
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$25,874	54	(109)	25,819
Securities of U.S. states and political subdivisions	52,121	551	(1,571)	51,101
Mortgage-backed securities:
Federal agencies	163,513	1,175	(3,458)	161,230
Residential	7,375	449	(8)	7,816
Commercial	8,475	101	(74)	8,502
Total mortgage-backed securities	179,363	1,725	(3,540)	177,548
Corporate debt securities	11,186	381	(110)	11,457
Collateralized loan and other debt obligations (1)	34,764	287	(31)	35,020
Other (2)	6,139	104	(35)	6,208
Total debt securities	309,447	3,102	(5,396)	307,153
Marketable equity securities:
Perpetual preferred securities	445	35	(11)	469
Other marketable equity securities	261	481	—	742
Total marketable equity securities	706	516	(11)	1,211
Total available-for-sale-securities	310,153	3,618	(5,407)	308,364
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	44,690	466	(77)	45,079
Securities of U.S. states and political subdivisions	6,336	17	(144)	6,209
Federal agency and other mortgage-backed securities (3)	45,161	100	(804)	44,457
Collateralized loan obligations	1,065	6	(1)	1,070
Other (2)	2,331	10	(1)	2,340
Total held-to-maturity securities	99,583	599	(1,027)	99,155
Total (4)	$409,736	4,217	(6,434)	407,519

(1)
The available-for-sale portfolio includes collateralized debt obligations (CDOs) with a cost basis and fair value of $887 million and $1.0 billion, respectively, at December 31, 2017, and $819 million and $847 million, respectively, at December 31, 2016.

(2)
The “Other” category of available-for-sale securities largely includes asset-backed securities collateralized by student loans. Included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by automobile leases or loans and cash with a cost basis and fair value of $114 million each at December 31, 2017, and $1.3 billion each at December 31, 2016. Also included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by dealer floorplan loans with a cost basis and fair value of $0 billion each at December 31, 2017, and $1.1 billion each at December 31, 2016.

(3)	Predominantly consists of federal agency mortgage-backed securities at December 31, 2017 and December 31, 2016.

(4)
At December 31, 2017 and 2016, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies and government-sponsored entities (GSEs)) with a book value that exceeded 10% of stockholder's equity.

Gross Unrealized Losses and Fair Value
Table 5.2 shows the gross unrealized losses and fair value of securities in the investment securities portfolio by length of time that individual securities in each category have been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

Table 5.2: Gross Unrealized Losses and Fair Value

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2017
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(27)	4,065	(81)	2,209	(108)	6,274
Securities of U.S. states and political subdivisions	(17)	6,179	(422)	11,766	(439)	17,945
Mortgage-backed securities:
Federal agencies	(243)	52,559	(1,029)	44,691	(1,272)	97,250
Residential	(1)	47	(1)	58	(2)	105
Commercial	(1)	101	(1)	133	(2)	234
Total mortgage-backed securities	(245)	52,707	(1,031)	44,882	(1,276)	97,589
Corporate debt securities	(4)	239	(36)	503	(40)	742
Collateralized loan and other debt obligations	(1)	373	(2)	146	(3)	519
Other	(1)	37	(4)	483	(5)	520
Total debt securities	(295)	63,600	(1,576)	59,989	(1,871)	123,589
Marketable equity securities:
Perpetual preferred securities	(1)	62	(8)	78	(9)	140
Other marketable equity securities	(8)	53	—	—	(8)	53
Total marketable equity securities	(9)	115	(8)	78	(17)	193
Total available-for-sale securities	(304)	63,715	(1,584)	60,067	(1,888)	123,782
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(69)	11,255	(34)	1,490	(103)	12,745
Securities of U.S. states and political subdivisions	(5)	500	(38)	1,683	(43)	2,183
Federal agency and other mortgage-backed securities	(198)	29,713	(484)	28,244	(682)	57,957
Collateralized loan obligations	—	—	—	—	—	—
Other	—	—	—	—	—	—
Total held-to-maturity securities	(272)	41,468	(556)	31,417	(828)	72,885
Total	$(576)	105,183	(2,140)	91,484	(2,716)	196,667
December 31, 2016
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(109)	10,816	—	—	(109)	10,816
Securities of U.S. states and political subdivisions	(341)	17,412	(1,230)	16,213	(1,571)	33,625
Mortgage-backed securities:
Federal agencies	(3,338)	120,735	(120)	3,481	(3,458)	124,216
Residential	(4)	527	(4)	245	(8)	772
Commercial	(43)	1,459	(31)	1,690	(74)	3,149
Total mortgage-backed securities	(3,385)	122,721	(155)	5,416	(3,540)	128,137
Corporate debt securities	(11)	946	(99)	1,229	(110)	2,175
Collateralized loan and other debt obligations	(2)	1,899	(29)	3,197	(31)	5,096
Other	(9)	971	(26)	1,262	(35)	2,233
Total debt securities	(3,857)	154,765	(1,539)	27,317	(5,396)	182,082
Marketable equity securities:
Perpetual preferred securities	(3)	41	(8)	45	(11)	86
Other marketable equity securities	—	—	—	—	—	—
Total marketable equity securities	(3)	41	(8)	45	(11)	86
Total available-for-sale securities	(3,860)	154,806	(1,547)	27,362	(5,407)	182,168
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(77)	6,351	—	—	(77)	6,351
Securities of U.S. states and political subdivisions	(144)	4,871	—	—	(144)	4,871
Federal agency and other mortgage-backed securities	(804)	40,095	—	—	(804)	40,095
Collateralized loan obligations	—	—	(1)	266	(1)	266
Other	—	—	(1)	633	(1)	633
Total held-to-maturity securities	(1,025)	51,317	(2)	899	(1,027)	52,216
Total	$(4,885)	206,123	(1,549)	28,261	(6,434)	234,384

We have assessed each security with gross unrealized losses included in the previous table for credit impairment. As part of that assessment we evaluated and concluded that we do not intend to sell any of the securities and that it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities’ amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.
For descriptions of the factors we consider when analyzing securities for impairment, see Note 1 (Summary of Significant Accounting Policies) and below.

SECURITIES OF U.S. TREASURY AND FEDERAL AGENCIES AND FEDERAL AGENCY MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

SECURITIES OF U.S. STATES AND POLITICAL SUBDIVISIONS The unrealized losses associated with securities of U.S. states and political subdivisions are usually driven by changes in the relationship between municipal and term funding credit curves rather than by changes to the credit quality of the underlying securities. Substantially all of these investments with unrealized losses are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee when making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

RESIDENTIAL AND COMMERCIAL MBS  The unrealized losses associated with private residential MBS and commercial MBS are generally driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and/or prepayment rates. We estimate security losses by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.
CORPORATE DEBT SECURITIES  The unrealized losses associated with corporate debt securities are predominantly related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine if the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

COLLATERALIZED LOAN AND OTHER DEBT OBLIGATIONS  The unrealized losses associated with collateralized loan and other debt obligations relate to securities predominantly backed by commercial collateral. The unrealized losses are typically driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES  The unrealized losses associated with other debt securities predominantly relate to other asset-backed securities. The losses are usually driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

MARKETABLE EQUITY SECURITIES  Our marketable equity securities include investments in perpetual preferred securities, which provide attractive tax-equivalent yields. We evaluate these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to the approach used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.

OTHER INVESTMENT SECURITIES MATTERS  The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate, and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.
Table 5.3 shows the gross unrealized losses and fair value of debt and perpetual preferred investment securities by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody’s in the table below based on our internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $32 million and $6.9 billion, respectively, at December 31, 2017, and $54 million and $7.0 billion, respectively, at December 31, 2016. If an internal credit grade was not assigned, we categorized the security as non-investment grade.

Table 5.3: Gross Unrealized Losses and Fair Value by Investment Grade

	Investment grade		Non-investment grade
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2017
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(108)	6,274	—	—
Securities of U.S. states and political subdivisions	(412)	17,763	(27)	182
Mortgage-backed securities:
Federal agencies	(1,272)	97,250	—	—
Residential	(1)	42	(1)	63
Commercial	(1)	183	(1)	51
Total mortgage-backed securities	(1,274)	97,475	(2)	114
Corporate debt securities	(13)	304	(27)	438
Collateralized loan and other debt obligations	(3)	519	—	—
Other	(2)	469	(3)	51
Total debt securities	(1,812)	122,804	(59)	785
Perpetual preferred securities	(8)	122	(1)	18
Total available-for-sale securities	(1,820)	122,926	(60)	803
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(103)	12,745	—	—
Securities of U.S. states and political subdivisions	(43)	2,183	—	—
Federal agency and other mortgage-backed securities	(680)	57,789	(2)	168
Collateralized loan obligations	—	—	—	—
Other	—	—	—	—
Total held-to-maturity securities	(826)	72,717	(2)	168
Total	$(2,646)	195,643	(62)	971
December 31, 2016
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(109)	10,816	—	—
Securities of U.S. states and political subdivisions	(1,517)	33,271	(54)	354
Mortgage-backed securities:
Federal agencies	(3,458)	124,216	—	—
Residential	(1)	176	(7)	596
Commercial	(15)	2,585	(59)	564
Total mortgage-backed securities	(3,474)	126,977	(66)	1,160
Corporate debt securities	(31)	1,238	(79)	937
Collateralized loan and other debt obligations	(31)	5,096	—	—
Other	(30)	1,842	(5)	391
Total debt securities	(5,192)	179,240	(204)	2,842
Perpetual preferred securities	(10)	68	(1)	18
Total available-for-sale securities	(5,202)	179,308	(205)	2,860
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(77)	6,351	—	—
Securities of U.S. states and political subdivisions	(144)	4,871	—	—
Federal agency and other mortgage-backed securities	(803)	40,078	(1)	17
Collateralized loan obligations	(1)	266	—	—
Other	(1)	633	—	—
Total held-to-maturity securities	(1,026)	52,199	(1)	17
Total	$(6,228)	231,507	(206)	2,877

Contractual Maturities
Table 5.4 shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of available-for-sale debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

Table 5.4: Contractual Maturities

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2017
Available-for-sale debt securities (1):
Fair value:
Securities of U.S. Treasury and federal agencies	$6,319	1.59%	$81	1.37%	$6,189	1.59%	$49	1.89%	$—	—%
Securities of U.S. states and political subdivisions	51,326	5.88	2,380	3.47	9,484	3.42	2,276	4.63	37,186	6.75
Mortgage-backed securities:
Federal agencies	160,219	3.27	15	2.03	210	3.08	5,534	2.82	154,460	3.28
Residential	4,608	3.52	—	—	24	5.67	11	2.46	4,573	3.51
Commercial	4,565	3.45	—	—	—	—	166	2.69	4,399	3.48
Total mortgage-backed securities	169,392	3.28	15	2.03	234	3.35	5,711	2.82	163,432	3.30
Corporate debt securities	7,666	5.12	443	5.54	2,738	5.56	3,549	4.70	936	5.26
Collateralized loan and other debt obligations	36,056	2.98	—	—	50	1.68	15,008	2.96	20,998	3.00
Other	5,648	2.46	71	3.56	463	2.72	1,466	2.13	3,648	2.53
Total available-for-sale debt securities at fair value	$276,407	3.72%	$2,990	3.70%	$19,158	3.11%	$28,059	3.24%	$226,200	3.83%
December 31, 2016
Available-for-sale debt securities (1):
Fair value:
Securities of U.S. Treasury and federal agencies	$25,819	1.44%	$1,328	0.92%	$23,477	1.45%	$1,014	1.80%	$—	—%
Securities of U.S. states and political subdivisions	51,101	5.65	2,990	1.69	9,299	2.74	2,391	4.71	36,421	6.78
Mortgage-backed securities:
Federal agencies	161,230	3.09	—	—	128	2.98	5,363	3.16	155,739	3.09
Residential	7,816	3.84	—	—	25	5.21	35	4.34	7,756	3.83
Commercial	8,502	4.58	—	—	—	—	30	3.13	8,472	4.59
Total mortgage-backed securities	177,548	3.19	—	—	153	3.34	5,428	3.16	171,967	3.19
Corporate debt securities	11,457	4.81	2,043	2.90	3,374	5.89	4,741	4.71	1,299	5.38
Collateralized loan and other debt obligations	35,020	2.70	—	—	168	1.34	16,482	2.66	18,370	2.74
Other	6,208	2.18	57	3.06	971	2.35	1,146	2.04	4,034	2.17
Total available-for-sale debt securities at fair value	$307,153	3.44%	$6,418	1.93%	$37,442	2.20%	$31,202	3.17%	$232,091	3.72%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on fair value and predominantly represent contractual coupon rates without effect for any related hedging derivatives.
Table 5.5 shows the amortized cost and weighted-average yields of held-to-maturity debt securities by contractual maturity.

Table 5.5: Amortized Cost by Contractual Maturity

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2017
Held-to-maturity securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$44,720	2.12%	$—	—%	$32,330	2.04%	$12,390	2.32%	$—	—%
Securities of U.S. states and political subdivisions	6,313	6.02	—	—	50	7.18	695	6.31	5,568	5.98
Federal agency and other mortgage-backed securities	87,527	3.11	—	—	15	2.81	11	2.49	87,501	3.11
Collateralized loan obligations	661	2.86	—	—	—	—	661	2.86	—	—
Other	114	1.83	—	—	114	1.83	—	—	—	—
Total held-to-maturity debt securities at amortized cost	$139,335	2.92%	$—	—%	$32,509	2.05%	$13,757	2.55%	$93,069	3.28%
December 31, 2016
Held-to-maturity securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$44,690	2.12%	$—	—%	$31,956	2.05%	$12,734	2.30%	$—	—%
Securities of U.S. states and political subdivisions	6,336	6.04	—	—	24	8.20	436	6.76	5,876	5.98
Federal agency and other mortgage-backed securities	45,161	3.23	—	—	—	—	—	—	45,161	3.23
Collateralized loan obligations	1,065	2.58	—	—	—	—	1,065	2.58	—	—
Other	2,331	1.83	—	—	1,683	1.81	648	1.89	—	—
Total held-to-maturity debt securities at amortized cost	$99,583	2.87%	$—	—%	$33,663	2.04%	$14,883	2.43%	$51,037	3.55%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on amortized cost and predominantly represent contractual coupon rates.

Table 5.6 shows the fair value of held-to-maturity debt securities by contractual maturity.

Table 5.6: Fair Value by Contractual Maturity

		Remaining contractual maturity
	Total	Within one year	After one year through five years	After five years through ten years	After ten years
(in millions)	amount	Amount	Amount	Amount	Amount
December 31, 2017
Held-to-maturity securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$44,806	—	32,388	12,418	—
Securities of U.S. states and political subdivisions	6,354	—	49	701	5,604
Federal agency and other mortgage-backed securities	87,046	—	15	11	87,020
Collateralized loan obligations	665	—	—	665	—
Other	114	—	114	—	—
Total held-to-maturity debt securities at fair value	$138,985	—	32,566	13,795	92,624
December 31, 2016
Held-to-maturity securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$45,079	—	32,313	12,766	—
Securities of U.S. states and political subdivisions	6,209	—	24	430	5,755
Federal agency and other mortgage-backed securities	44,457	—	—	—	44,457
Collateralized loan obligations	1,070	—	—	1,070	—
Other	2,340	—	1,688	652	—
Total held-to-maturity debt securities at fair value	$99,155	—	34,025	14,918	50,212
Realized Gains and Losses
Table 5.7 shows the gross realized gains and losses on sales and OTTI write-downs related to the available-for-sale securities portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity investments (see Note 7 (Premises, Equipment, Lease Commitments and Other Assets)).

Table 5.7: Realized Gains and Losses

	Year ended December 31,
(in millions)	2017	2016	2015
Gross realized gains	$1,409	1,542	1,775
Gross realized losses	(207)	(106)	(67)
OTTI write-downs	(267)	(194)	(185)
Net realized gains from available-for-sale securities	935	1,242	1,523
Net realized gains from nonmarketable equity investments	812	579	1,659
Net realized gains from debt securities and equity investments	$1,747	1,821	3,182

Other-Than-Temporary Impairment
Table 5.8 shows the detail of total OTTI write-downs included in earnings for available-for-sale debt securities, marketable equity securities and nonmarketable equity investments. There were no OTTI write-downs on held-to-maturity securities during the years ended December 31, 2017, 2016 or 2015.

Table 5.8: OTTI Write-downs

	Year ended December 31,
(in millions)	2017	2016	2015
OTTI write-downs included in earnings
Debt securities:
Securities of U.S. states and political subdivisions	$150	63	18
Mortgage-backed securities:
Residential	11	34	54
Commercial	80	14	4
Corporate debt securities	21	72	105
Other debt securities	—	6	2
Total debt securities	262	189	183
Equity securities:
Marketable equity securities:
Other marketable equity securities	5	5	2
Total marketable equity securities	5	5	2
Total investment securities (1)	267	194	185
Nonmarketable equity investments (1)	339	448	374
Total OTTI write-downs included in earnings (1)	$606	642	559

(1)
The years ended December 31, 2017, 2016 and 2015, include $86 million, $258 million and $287 million, respectively, in OTTI write-downs of oil and gas investments, of which $24 million, $88 million and $104 million, respectively, related to investment securities and $62 million, $170 million and $183 million, respectively, related to nonmarketable equity investments.

Other-Than-Temporarily Impaired Debt Securities
Table 5.9 shows the detail of OTTI write-downs on available-for-sale debt securities included in earnings and the related changes in OCI for the same securities.
Table 5.9: OTTI Write-downs Included in Earnings

	Year ended December 31,
(in millions)	2017	2016	2015
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$119	143	169
Intent-to-sell OTTI	143	46	14
Total recorded as part of gross realized losses	262	189	183
Changes to OCI for losses (reversal of losses) in non-credit-related OTTI (1):
Securities of U.S. states and political subdivisions	(5)	8	(1)
Residential mortgage-backed securities	(1)	(3)	(42)
Commercial mortgage-backed securities	(51)	24	(16)
Corporate debt securities	1	(13)	12
Other debt securities	(1)	2	—
Total changes to OCI for non-credit-related OTTI	(57)	18	(47)
Total OTTI losses recorded on debt securities	$205	207	136

(1)
Represents amounts recorded to OCI for impairment, due to factors other than credit, on debt securities that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to non-credit factors.

Table 5.10 presents a rollforward of the OTTI credit loss that has been recognized in earnings as a write-down of available-for-sale debt securities we still own (referred to as “credit-impaired” debt securities) and do not intend to sell. Recognized credit loss represents the difference between the present value of expected future cash flows discounted using the security’s current effective interest rate and the amortized cost basis of the security prior to considering credit loss.
Table 5.10: Rollforward of OTTI Credit Loss

	Year ended December 31,
(in millions)	2017	2016	2015
Credit loss recognized, beginning of year	$1,043	1,092	1,025
Additions:
For securities with initial credit impairments	9	85	102
For securities with previous credit impairments	110	58	67
Total additions	119	143	169
Reductions:
For securities sold, matured, or intended/required to be sold	(414)	(184)	(93)
For recoveries of previous credit impairments (1)	(6)	(8)	(9)
Total reductions	(420)	(192)	(102)
Credit loss recognized, end of year	$742	1,043	1,092

(1)
Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.